UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           November 13, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $  428,424 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101        1,594         21,605    X                         8,705            0       12,900
A T & T INC (NEW)      COMMON   00206R102       17,312        640,945    X                       290,874            0      350,071
AETNA INC NEW COM      COMMON   00817Y108       17,129        615,482    X                       284,235            0      331,247
ALLSTATE CORP COM      COMMON   020002101        1,627         53,148    X                        23,548            0       29,600
AMERICAN ELECTRIC POW  COMMON   025537101       18,039        582,101    X                       256,888            0      325,213
AMERICAN EXPRESS CO    COMMON   025816109        1,704         50,252    X                        21,152            0       29,100
AMGEN INC COM          COMMON   031162100        1,572         26,098    X                        10,298            0       15,800
BEST BUY INC COM       COMMON   086516101        1,478         39,385    X                        16,560            0       22,825
BLACK & DECKER CORP C  COMMON   091797100        1,683         36,357    X                        15,627            0       20,730
BOEING CO COM          COMMON   097023105       20,548        379,470    X                       157,749            0      221,721
CAMPBELL SOUP CO COM   COMMON   134429109        1,535         47,055    X                        19,355            0       27,700
CISCO SYS INC COM      COMMON   17275R102        1,601         68,000    X                        27,200            0       40,800
CLOROX CO COM          COMMON   189054109        1,420         24,143    X                         9,643            0       14,500
CORNING INC COM        COMMON   219350105       16,351      1,067,967    X                       481,006            0      586,961
DISNEY WALT PRODTNS    COMMON   254687106        1,499         54,575    X                        23,975            0       30,600
DU PONT E I DE NEMOUR  COMMON   263534109       18,274        568,573    X                       253,608            0      314,965
EXXON MOBIL CORP COM   COMMON   30231G102       15,460        225,327    X                        95,933            0      129,394
GENERAL ELEC CO        COMMON   369604103       22,394      1,363,816    X                       642,924            0      720,892
GOLDMAN SACHS GROUP I  COMMON   38141G104       23,511        127,536    X                        59,123            0       68,413
GOODRICH CORP COM      COMMON   382388106       20,019        368,406    X                       164,215            0      204,191
GOOGLE INC CL A        COMMON   38259P508        1,593          3,213    X                         1,348            0        1,865
HARLEY DAVIDSON INC C  COMMON   412822108        1,784         77,556    X                        31,156            0       46,400
HEINZ H J CO COM       COMMON   423074103        1,466         36,891    X                        15,291            0       21,600
HEWLETT PACKARD CO CO  COMMON   428236103       20,554        435,374    X                       196,902            0      238,472
HONEYWELL INTL INC CO  COMMON   438516106        1,464         39,398    X                        16,898            0       22,500
I B M                  COMMON   459200101        1,497         12,515    X                         5,215            0        7,300
INGERSOLL-RAND PLC     COMMON   G47791101       24,150        787,416    X                       310,998            0      476,418
INTEL CORP COM         COMMON   458140100        1,464         74,810    X                        31,885            0       42,925
JOHNSON & JOHNSON      COMMON   478160104        1,399         22,984    X                         9,384            0       13,600
JP MORGAN CHASE & CO   COMMON   46625H100       22,071        503,669    X                       246,068            0      257,601
MCCORMICK & CO INC CO  COMMON   579780206       17,809        524,728    X                       223,899            0      300,829
MERCK & CO INC         COMMON   589331107        1,700         53,760    X                        23,460            0       30,300
MICROSOFT              COMMON   594918104       20,063        780,050    X                       336,721            0      443,329
ORACLE SYS CORP        COMMON   68389X105        1,444         69,271    X                        28,971            0       40,300
PFIZER INC             COMMON   717081103       17,827      1,077,154    X                       463,094            0      614,060
RAYTHEON CO COM NEW    COMMON   755111507        1,555         32,414    X                        13,614            0       18,800
STARBUCKS CORP COM     COMMON   855244109       26,219      1,269,700    X                       571,500            0      698,200
SYSCO CORP COM         COMMON   871829107       17,539        705,814    X                       310,142            0      395,672
TEXAS INSTRS INC COM   COMMON   882508104        1,659         70,030    X                        28,130            0       41,900
TIME WARNER INC COM    COMMON   887317303        1,599         55,572    X                        24,472            0       31,100
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100       19,147        223,859    X                        95,539            0      128,320
VAN KAMPEN MUN TR SH   MUTUAL   920919107          170         12,456    X                        12,456            0            0
VERIZON COMMUNICATION  COMMON   92343V104       15,019        496,183    X                       213,999            0      282,184
WAL MART STORES INC    COMMON   931142103        1,330         27,094    X                        11,894            0       15,200
WESTERN UN CO COM      COMMON   959802109        1,553         82,059    X                        38,759            0       43,300
YAHOO INC COM          COMMON   984332106        1,599         89,778    X                        39,678            0       50,100